                       AMERICAN INDEPENDENCE FUNDS TRUST

                                 NESTEGG FUNDS
                               MONEY MARKET FUND

                         SUPPLEMENT DATED MAY 24, 2001
                       TO PROSPECTUS DATED JUNE 30, 2000

The following information replaces the information under the section "Risk/Return Summary -- Money Market Fund Performance Bar Chart and Table" of the Prospectus:
The bar chart and table on
this page show how the Money
Market Fund has performed from
year to year. The table
includes the Fund's
performance information since
its inception. This
information gives some
indication of the risks of an
investment in the Fund.

Both the bar chart and the
table assume reinvestment of
dividends and reflect
contractual and voluntary fee
reductions. Without such fee
reductions, the Fund's
performance would have been
lower.

The returns for the Premium
Class will differ from the
Service Class returns shown in
the bar chart because of
differences in expenses of
each class. Premium Class has
not yet been offered to the
public.

Of course, past performance
does not indicate how the Fund
will perform in the future.
                                               PERFORMANCE BAR CHART AND TABLE

                                               YEAR-BY-YEAR TOTAL
                                               RETURNS -- SERVICE CLASS
                                               SHARES(1)

1998                                                                             5.09
1999                                                                              4.8
2000                                                                             6.09

                                                 Best
                                                 quarter:   1.57%        Q3  '00
                                                 Worst
                                                 quarter:  1.10%         Q2  '99

                                ------------------------------------------------
                                    (1) These figures are as of December 31 of
                                        each year.

 AVERAGE ANNUAL TOTAL RETURNS(2) AS OF DECEMBER 31, 2000

                                                                ONE YEAR ENDED       SINCE
                                                INCEPTION      DECEMBER 31, 2000   INCEPTION
                                              ----------------------------------------------
                                              January 23,
 SERVICE CLASS                                     1997               6.09%          5.27%
--------------------------------------------------------------------------------------------

   ---------------
   (2) For current yield information on the Fund, call 1-888-266-8787. The Money Market Fund's yield appears in The Wall Street Journal each Thursday.

The following information replaces the information under the section "Risk/Return Summary -- Money Market Fund Fees and Expenses" of the Prospectus:

                                               FEES AND EXPENSES

                                          SHAREHOLDER FEES
                                          (FEES PAID BY
                                          YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

                                          Maximum Sales Charge (Load)
                                          Imposed on Purchases
                                          (as a percentage of offering
                                          price)                                   None             None

                                          ANNUAL FUND
                                          OPERATING EXPENSES
                                          (FEES PAID FROM
                                          FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

                                          Management fee(1,3)                     0.25%            0.25%
                                          Distribution (12b-1) fee(2,3)           0.25%            0.75%
                                          Other expenses(1,3)                     0.63%            0.63%
                                          Total Fund operating expenses           1.13%            1.63%
                                          Fee waivers(1,2,3)                      0.54%            1.04%
                                          Net expenses(3)                         0.59%            0.59%

As an investor in the Money
Market Fund, you will pay the
following fees and expenses
when you buy and hold shares.
Annual Fund operating
expenses are paid out of Fund
assets, and are reflected in
the share price.

------------

(1) INTRUST is currently contractually waiving a portion of its management fees due from the Fund and reimbursing other expenses such that total expenses after fee waivers and expense reimbursements are limited to 0.59% for both Service shares and Premium shares.

(2) BISYS is currently contractually waiving its entire Distribution fee.

(3) The contractual expense limitations are in effect through March 1, 2002.

                                               EXPENSE EXAMPLE
USE THE TABLE AT RIGHT TO
COMPARE FEES AND EXPENSES OF THE                                           1       3       5        10
FUND WITH THOSE OF OTHER MUTUAL                MONEY MARKET FUND        YEAR   YEARS   YEARS     YEARS
FUNDS. IT ILLUSTRATES THE AMOUNT               SERVICE SHARES           $60    $305    $570    $ 1,326
OF FEES AND EXPENSES YOU WOULD                 PREMIUM SHARES           $60    $412    $788    $ 1,845
PAY, ASSUMING THE FOLLOWING:
 - $10,000 INVESTMENT
 - 5% ANNUAL RETURN
 - REDEMPTION AT THE END OF EACH
   PERIOD
 - NO CHANGES IN THE FUND'S
   EXPENSES EXCEPT THE
   EXPIRATION OF THE CURRENT
   CONTRACTUAL FEE WAIVERS ON
   MARCH 1, 2002

BECAUSE THIS EXAMPLE IS
HYPOTHETICAL AND FOR COMPARISON
ONLY, YOUR ACTUAL COSTS WILL BE
DIFFERENT.

The information regarding the Money Market Fund's advisory fees paid during the recent fiscal year on page 30 is revised and restated as follows:

The Money Market Fund paid 0.15% of its average net assets in advisory fees during its fiscal year ended October 31, 2000.

The information regarding the officer responsible for management services provided by INTRUST Financial Services on page 30 is revised and restated as follows:

Thomas S. Gangel, Vice President and Director of Strategy and Research at INTRUST since June 1997, is responsible for the investment management oversight for INTRUST in its role as adviser to the NestEgg Funds and Money Market Fund. Mr. Gangel has over 13 years of experience in the investment and trust industry, including the development of equity and fixed income investment services and individual portfolio and relationship management. INTRUST discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. Prior to his employment with INTRUST, Mr. Gangel served as a Director with First Asset Management from February, 1996 to June, 1997. From July 1995 to February of 1996, Mr. Gangel was a Vice President with the FirstTier Bank.

The following information replaces the information contained under the section "Financial Highlights -- Money Market Fund" of the Prospectus:

                                                                 MONEY MARKET FUND
                                    ----------------------------------------------------------------------------
                                                                                                 PERIOD FROM
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED      JANUARY 23, 1997 TO
                                    OCTOBER 31, 2000   OCTOBER 31, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997(A)
                                    ----------------   ----------------   ----------------   -------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................      $ 1.000            $ 1.000            $ 1.000              $ 1.000
INVESTMENT ACTIVITIES
  Net investment income...........        0.058              0.046              0.050                0.038
                                        -------            -------            -------              -------
         Total from Investment
           Activities.............        0.058              0.046              0.050                0.038
                                        -------            -------            -------              -------
DISTRIBUTIONS
  Net investment income...........       (0.058)            (0.046)            (0.050)              (0.038)
                                        -------            -------            -------              -------
         Total Distributions......       (0.058)            (0.046)            (0.050)              (0.038)
                                        -------            -------            -------              -------
NET ASSET VALUE, END OF PERIOD....      $ 1.000            $ 1.000            $ 1.000              $ 1.000
                                        =======            =======            =======              =======
TOTAL RETURN......................         5.95%              4.70%              5.13%                3.86%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period
    (000).........................      $73,727            $97,364            $50,746              $55,566
  Ratio of expenses to average net
    assets........................         0.60%              0.59%              0.67%                0.71%(c)
  Ratio of net investment income
    to average net assets.........         5.76%              4.61%              5.04%                4.92%(c)
  Ratio of expenses to average net
    assets*.......................         1.13%              1.13%              1.03%                1.11%(c)

---------------

(*) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

                        AMERICAN INDEPENDENCE FUNDS TRUST

                                  NESTEGG FUNDS
                                MONEY MARKET FUND

                          SUPPLEMENT DATED MAY 24, 2001
           TO STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000

The following information supplements the information of the Money Market Fund contained under the sections set forth below in the Statement of Additional
Information:

COVER PAGE-Last paragraph- 3rd sentence

The Financial Statements included in the Money Market Fund's Annual Report dated October 31, 2000 are incorporated by reference to this SAI.

MANAGEMENT-
Page 27- Compensation Table


                                       COMPENSATION TABLE
                                    11/1/99 THROUGH 10/31/00

                                                         PENSION OR
                                                         RETIREMENT
                                                          BENEFITS          ESTIMATED             TOTAL
                                     AGGREGATE            ACCRUED            ANNUAL           COMPENSATION
                                    COMPENSATION          AS PART           BENEFITS              FROM
                                        FROM              OF FUND             UPON              THE FUND
                                      THE FUND            EXPENSES          RETIREMENT          COMPLEX
                                  ---------------         ----------        ----------        ------------

G.L. Best, Trustee                   $9,419.75                0                 N/A             $9,419.75
Terry L. Carter, Trustee             $8,521.90                0                 N/A             $8,521.90
Thomas F. Kice, Trustee              $9,419.75                0                 N/A             $9,419.75
George Mileusnic, Trustee            $9,419.75                0                 N/A             $9,419.75
John J. Pileggi, Trustee             $6,843.75                0                 N/A             $6,843.75

PAGE 30-
Last paragraph
For the fiscal year ended October 31, 2000, the Adviser earned and waived advisory fees from the Money Market Fund of $192,115 and $76,846, respectively.

PAGE 33-
First paragraph
For the fiscal year ended October 31, 2000, 12b-1 distribution fees which were accrued and waived by the Money Market Fund were $192,115 and $192,115, respectively.

Last paragraph
For the fiscal year ended October 31, 2000, the Administrator earned and waived administration fees from the Money Market Fund of $153,692 and $0, respectively.

PAGE 34- Second paragraph
For the fiscal year ended October 31, 2000, the Fund Accounting Agent earned and waived fund accounting fees from the Money Market Fund of $30,900 and $0, respectively.

PAGE 35- Second paragraph
For the fiscal year ended October 31, 2000, shareholder servicing fees which were accrued and waived by the Money Market Fund were $192,115 and $130,636, respectively.

OTHER INFORMATION
PAGE 44-
As of February 26, 2001, no person owned of record, or to the knowledge of management beneficially owned five percent or more of the outstanding shares of the Money Market Fund or classes except as set forth below. Please note that as of February 26, 2001, there were no Premium Class shareholders of record for the Money Market Fund.

MONEY MARKET FUND
SERVICE CLASS                                PERCENTAGE OWNED
--------------------------------             -------------------------------
Transco & Company                            99.73%
Cash Account
c/o INTRUST Bank/Trust Division
105 N. Main
Wichita, KS 67201


YIELD AND PERFORMANCE INFORMATION- PAGE 45
Third paragraph
For the seven-day period ended October 31, 2000, the seven-day current and effective yields for the Money Market Fund were 6.15% and 6.34% respectively.

FINANCIAL STATEMENTS-PAGE 47
The Reports of Independent Auditors and Financial Statements for the period ended October 31, 2000 in the case of the Money Market Fund are incorporated herein by reference to the Trust's Annual Report, such Financial Statements having been audited by KPMG LLP, independent auditors, and is so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.